UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  1500 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations

Phone:    901-729-8100

Signature, Place, and Date of Signing:

  /s/ Lance Wayne Hollingsworth       Memphis, TN          April 27, 2011
  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total:  $   112,215
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------   --------------   ---------  --------  ------------------- ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                            CURRENT   SHRS OR  SH/   PUT/ INVESTMENT   OTHER    -------------------
       NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN   CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------   --------------   ---------  --------  -------  ----  ---- ----------  --------  ----  ------  ----
3M                              COM              1661972517   215,331   2,303                                   2,303
Active Power Inc.               COM              00504W100     29,332  10,011                                       0         10,011
Alliance Bernstein              UNIT LTD PARTN   01881G106    293,210  13,450                                   5,450          8,000
America Movil SA CV             SPON ADR L SHS   02364W105    307,930   5,300                                   5,300
Apple Computer, Inc.            COM              37833100     373,949   1,073                                   1,023             50
AT&T                            COM              00206R102    820,449  26,803                                  22,428          4,375
Autozone, Inc.                  COM              53332102     482,013   1,762                                   1,762
Berkshire Hathaway A            COM              84990175     501,200     400                                     400
Berkshire Hathaway Class B      COM              84670702   2,205,239  26,369                                  22,869          3,500
Bristol-Meyers Squibb Co.       COM              110122108    260,970   9,874                                   8,061          1,813
Charles Schwab Corp.            COM              808513105    248,982  13,809                                   7,209          6,600
Chevron Texaco                  COM              166764100    542,717   5,049                                   4,283            766
Coca Cola Company               COM              191216100    758,612  11,435                                   7,370          4,065
Conocophillips                  COM              20825C104    518,451   6,492                                   2,628          3,864
Credit Suisse High Yield        COM              224916106     60,555  16,500                                       0         16,500
DirecTV                         COM              25490A101    309,020   6,603                                   6,603
Enterprise Products Partners L  COM              293792107    542,814  12,606                                   3,991          8,615
Exxon Mobil Corporation         COM              30231G102  1,812,581  21,545                                  18,230          3,315
Federal Express Corp.           COM              31428X106    579,262   6,192                                   5,117          1,075
First Horizon Bank              COM              320517105  1,270,093 113,300                                  98,488         14,812
G T X Inc                       COM              40052B108     37,936  14,761                                  14,461            300
General Electric                COM              369604103    789,570  39,380                                  38,020          1,360
Genesis Energy Lp               UNIT LTD PARTN   371927104    563,369  19,900                                  16,800          3,100
IBM                             COM              459200101  1,221,445   7,490                                   7,490
Idexx Labs Inc.                 COM              45168D104    386,100   5,000                                   5,000
i-S&P MidCap 400 Index          S&P MIDCAP 400   464287507  8,499,819  86,109                                  77,757          8,352
i-S&P SmallCap 600 Index        S&P SMLCAP 600   464287804  1,116,861  15,183                                  11,355          3,828
iShares EAFE Small Cap          MSCI SMALL CAP   464288273    287,128   6,625                                   2,000          4,625
iShares EAFE Value              MSCI VAL IDX     464288877    242,680   4,578                                   4,578
iShares M* Large Cap Growth     LRGE GRW INDX    464287119    341,568   5,012                                   5,012
iShares M* Large Cap Value      LARGE VAL INDX   464288109    287,035   4,500                                   4,500
iShares M* Mid Cap Core         MID CORE INDEX   464288208  9,266,693 100,656                                  90,595         10,061
iShares M* Mid Cap Growth       MID GRWTH INDX   464288307  9,740,079  92,483                                  82,450         10,033
iShares M* Mid-Cap Value        MID VAL INDEX    464288406    614,527   7,592                                   6,488          1,104
iShares M* Small Cap Core       SMLL CORE INDX   464288505  6,324,342  64,897                                  61,857          3,040
iShares M* Small Cap Growth     SMLL GRWTH IDX   464288604  8,018,143  86,830                                  79,349          7,481
iShares M* Small Cap Value      SMLL VAL INDX    464288703    619,112   7,053                                   6,623            430
iShares MSCI EAFE               MSCI EAFE INDEX  464287465    724,805  12,064                                  11,534            530
iShares S&P 500                 S&P 500 INDEX    464287200  1,261,733   9,486                                   5,834          3,652
iShares S&P Global Consumer Di  S&P GL CONSUME   464288745  6,758,326 123,530                                 115,229          8,301
iShares S&P Global Materials    S&P GLB MTRLS    464288695  6,663,645  89,325                                  82,552          6,773
iShares S&P Global Telecom      S&P GBL TELCM    464287275    234,403   3,796                                   3,458            338
Johnson & Johnson               COM              478160104    701,097  11,833                                   9,218          2,615
Kraft Foods Inc.                COM              50075N104    295,693   9,429                                   6,729          2,700
Level 3 Communications          COM              52729N100    100,989  68,700                                  28,000         40,700
Microsoft Corp.                 COM              594918104    204,923   8,071                                   7,571            500
Mid-American Apartment          COM              59522J103    617,668   9,621                                   6,921          2,700
Powershares Nasdaq 100 SPDRs    UNIT SER 1       73935A104  7,835,634 136,438                                 124,728         11,710
Nustar Energy                   UNIT COM         67058H102    305,505   4,500                                   1,500          3,000
Nuveen Real Estate Fund         COM              67071B108    143,906  13,300                                       0         13,300
P P G Industries Inc.           COM              693506107    450,153   4,728                                   4,728
Pfizer, Inc.                    COM              717081103    512,563  25,237                                  14,087         11,150
Philip Morris International     COM              718172109    367,462   5,599                                   5,599
Plum Creek Timber Co.           COM              729251108    246,397   5,650                                   2,150          3,500
Procter & Gamble Co             COM              742718109  2,020,234  32,796                                  29,431          3,365
Royal Bank of Canada            COM              780087102    393,571   6,351                                   6,351
Rydex Russell 50 Index          TOP 50 ETF       78355W205    346,526   3,705                                   1,702          2,003
Schwab International Small Cap  INTL SCEQT ETF   808524888  7,724,246 255,094                                 229,597         25,497
Schwab Large Cap Index          US LRG CAP ETF   808524201    304,184   9,620                                   9,620
Schwab Small Cap Index          US SML CAP ETF   808524607    244,521   6,582                                   6,582
SPDR S&P Dividend ETF           S&P DIVID ETF    78464A763    436,449   8,060                                   6,885          1,175
Suntrust Banks Inc.             COM              867914103    306,800  10,638                                   7,138          3,500
Templeton Emrgng Market Fund    COM              880191101    244,492  10,435                                   3,075          7,360
Vanguard Bond Short Term Bond   SHORT TRM BOND   921937827    263,326   3,285                                   3,285
Vanguard Emerging Market ETF    MSCI EMR MKT ETF 922042858  9,366,631 191,351                                 169,091         22,260
Vanguard REIT ETF               REIT ETF         922908553    267,500   4,575                                   3,671            904
Vanguard S/T Corporate Bond ET  SHRT-TERM CORP   92206C409    906,705  11,710                                   6,040          5,670
Verizon Communications          COM              92343V104    338,304   8,778                                   5,953          2,825
Walgreen Company                COM              931422109    308,324   7,681                                   6,636          1,045
Wal-Mart Stores, Inc.           COM              931142103    531,052  10,203                                   6,703          3,500
Wells Fargo & Co New            COM              949746101    297,683   9,388                                   5,388          4,000